Financial Risk Management (Details) - EUR (€) € in Thousands		1 Months Ended
	Dec. 05, 2025	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Carrying amount
Loans			€ (276,403)	€ (287,556)
Lease obligations			(171,286)	(151,863)
Trade accounts payable			(64,763)	(85,792)
Other financial liabilities			(817)	(5,430)
Total non-derivative financial liabilities			(513,271)	(530,643)
Foreign currency forwards			(222)	(4,139)
Total derivative financial liabilities			(222)	(4,139)
Non-derivative financial liabilities
Loans			(286,223)	(301,238)
Lease obligations			(201,158)	(175,081)
Trade accounts payable			(64,763)	(85,792)
Other financial liabilities			(817)	(5,430)
Total non-derivative financial liabilities			(552,963)	(567,542)
Derivative financial liabilities
Foreign currency forwards			(222)	(4,139)
Total derivative financial liabilities			(222)	(4,139)
Just EU
Risks
Percentage of ownership interest in subsidiary sold	100.00%
Due in 1 year
Non-derivative financial liabilities
Loans			(83,444)	(7,911)
Lease obligations			(28,146)	(24,548)
Trade accounts payable			(64,763)	(85,792)
Other financial liabilities			(817)	(4,118)
Total non-derivative financial liabilities			(177,171)	(122,370)
Derivative financial liabilities
Foreign currency forwards			(222)	(4,139)
Total derivative financial liabilities			(222)	(4,139)
Due in 1 - 5 years
Non-derivative financial liabilities
Loans			(157,469)	(196,055)
Lease obligations			(99,974)	(90,484)
Other financial liabilities				(1,312)
Total non-derivative financial liabilities			(257,443)	(287,851)
More than 5 years
Non-derivative financial liabilities
Loans			(45,310)	(97,272)
Lease obligations			(73,039)	(60,048)
Total non-derivative financial liabilities			€ (118,348)	€ (157,320)
Senior secured revolving credit facility
Risks
Amount of borrowings terminated		€ 250,000